The Gabelli International Small Cap Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.6%
	CONSUMER STAPLES — 18.0%
15,000	Austevoll Seafood ASA	$181,512
4,500	Fevertree Drinks plc.	132,759
14,000	Glanbia plc	208,670
30,000	Hotel Chocolat Group plc†	165,432
2,662	Interparfums SA†	160,457
2,700	Kameda Seika Co. Ltd.	117,534
4,000	Kobe Bussan Co. Ltd.	107,112
2,000	Laurent-Perrier	186,225
2,500	Milbon Co. Ltd.	137,051
4,000	Nomad Foods Ltd.†	109,840
80,000	Premier Foods plc†	104,994
32,000	PZ Cussons plc	117,788
4,000	Sakata Seed Corp.	147,753
35,000	Stock Spirits Group plc	135,103
2,000	Viscofan SA	138,144

		2,150,374

	CONSUMER DISCRETIONARY — 14.9%
27,000	888 Holdings plc.	147,028
5,555	AcadeMedia AB	52,093
8,000	Beneteau SA†.	112,204
30,000	boohoo Group plc†	140,617
11,820	Entain plc†	247,359
1,900	Hunter Douglas NV†	149,730
2,200	JINS Holdings Inc.	156,369
75,000	Mandarin Oriental International Ltd.†	133,500
90,000	NagaCorp. Ltd.	106,276
4,000	Raccoon Holdings Inc.	97,683
2,000	Tod’s SpA†	65,249
15,000	Treatt plc	196,452
10,000	Zojirushi Corp.	174,757

		1,779,317

	HEALTH CARE — 14.2%
13,712	AddLife AB, Cl. B	246,499
600	Bachem Holding AG, Cl. B.	257,102
1,400	Gerresheimer AG	139,059
4,000	Idorsia Ltd.†	107,242
23,000	IRRAS AB†	15,117
3,300	MedPeer Inc.†	194,915
15,000	Nanosonics Ltd.†	64,942
230	Siegfried Holding AG.	189,446
4,000	Takara Bio Inc	107,221
15,000	Tristel plc	132,346
1,300	Vetoquinol SA	150,317
600	Ypsomed Holding AG	100,682

		1,704,888

	MATERIALS — 10.5%
6,000	Alamos Gold Inc., Cl. A.	46,860
13,850	Alamos Gold Inc., Toronto, Cl. A	108,226

Shares		Market Value
18,000	B2Gold Corp.	$77,489
20,000	Centamin plc	28,675
6,500	Centerra Gold Inc.	57,516
10,000	Eldorado Gold Corp.†	107,900
10,544	Endeavour Mining Corp.	212,525
5,000	Labrador Iron Ore Royalty Corp.	147,330
4,000	MAG Silver Corp.†	60,221
9,000	Osisko Gold Royalties Ltd.	99,117
75,000	Perseus Mining Ltd.†	60,954
7,000	Pretium Resources Inc.†	72,590
2,000	Sumitomo Bakelite Co. Ltd.	81,734
65,000	Westgold Resources Ltd.†	98,495

		1,259,632

	INFORMATION TECHNOLOGY — 10.4%
7,500	dMY Technology Group Inc. II, Cl. A†	110,325
20,000	F-Secure OYJ	94,754
7,500	GMO internet Inc.	214,721
16,000	Infomart Corp.	137,711
20,000	NCC Group plc	71,136
30,000	Network International Holdings plc†	171,057
3,000	Nynomic AG†	127,707
100,000	Oxford Metrics plc	129,588
6,000	PSI Software AG	188,570

		1,245,569

	INDUSTRIALS — 9.2%
15,000	Aida Engineering Ltd.	134,658
50,000	Chemring Group plc	183,354
2,000	Clarkson plc	75,823
4,000	Loomis AB	121,647
8,000	Maruwa Unyu Kikan Co. Ltd.	139,372
20,000	Qleanair Holding AB†	148,853
20,000	Rotork plc	98,322
22,000	Signature Aviation plc†	122,621
23,000	Teraoka Seisakusho Co. Ltd.	82,050

		1,106,700

	FINANCIALS — 7.1%
45,000	Brewin Dolphin Holdings plc	192,625
2,500	Kinnevik AB, Cl. B	121,544
22,000	Polar Capital Holdings plc	211,091
4,000	Rothschild & Co.†	144,477
20,000	Tamburi Investment Partners SpA	177,781

		847,518

	COMMUNICATION SERVICES — 6.5%
2,600	Akatsuki Inc.	105,080
1,000	Bengo4.com Inc.†	78,663
4,000	Blue Prism Group plc†	70,033
9,000	Manchester United plc, Cl. A	141,660
5,935	Modern Times Group MTG AB, Cl. B†	85,966
4,190	Nordic Entertainment Group AB, Cl. B†	186,532

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
2,000	Xilam Animation SA†	$111,289

		779,223

	REAL ESTATE — 1.8%
4,000	PATRIZIA AG	101,321
3,500	Warehouses De Pauw CVA, REIT	115,663

		216,984

	TOTAL COMMON STOCKS	11,090,205

	PREFERRED STOCKS — 1.0%
	HEALTH CARE — 1.0%
1,400	Draegerwerk AG & Co. KGaA, 0.190%	112,626

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 6.4%
$769,000	U.S. Treasury Bills,
	0.010% to 0.070%††, 04/22/21 to 06/24/21	$768,989

	TOTAL INVESTMENTS — 100.0%
	(Cost $9,970,056)	$11,971,820

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
REIT	Real Estate Investment Trust

Geographic Diversification	%of Market Value	Market Value
Europe	62.0%	$7,424,180
Japan	18.5	2,214,387
United States	7.3	879,315
Canada	6.5	777,248
Asia/Pacific	3.0	357,890
Latin America	2.7	318,800

	100.0%	$11,971,820

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